Borrowings - Schedule of Borrowings not Including the Convertible Notes (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Borrowings not Including the Convertible Notes [Line Items]
Total Notes Payable	$ 14,965,147	$ 14,669,280	$ 14,602,343
Less: Debt Issuance Costs	(159,330)	(398,324)	(718,872)
Notes Payable, net of Current Portion	14,415,942	14,270,956	13,883,471
Silverview Loan [Member]
Schedule of Borrowings not Including the Convertible Notes [Line Items]
Total Notes Payable	12,250,000	12,250,000	12,250,000
PPP Loan [Member]
Schedule of Borrowings not Including the Convertible Notes [Line Items]
Total Notes Payable	2,269,456	2,269,456	2,269,456
COVID19 TTS Loan [Member]
Schedule of Borrowings not Including the Convertible Notes [Line Items]
Total Notes Payable	39,247		82,887
Channel Partners Loan [Member]
Schedule of Borrowings not Including the Convertible Notes [Line Items]
Total Notes Payable	$ 16,569	$ 149,824